Consolidated Statements of Loss and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues	¥ 1,092,094	$ 159,021	¥ 1,186,429	¥ 1,010,985
Total cost of revenue	(858,608)	(125,023)	(943,698)	(823,686)
Gross profit	233,486	33,998	242,731	187,299
Operating expenses:
Fulfillment expenses	(126,295)	(18,390)	(134,026)	(120,188)
Sales and marketing expenses	(124,007)	(18,057)	(170,986)	(160,201)
General and administrative expenses	(46,554)	(6,779)	(76,248)	(113,972)
Impairment of goodwill	(40,684)	(5,900)
Other income, net	286	42	280	1,067
Loss from operations	(103,768)	(15,110)	(138,249)	(205,995)
Interest income	7,420	1,081	15,477	17,553
Interest expense	(13,350)	(1,944)	(20,884)	(27,650)
Other gains, net	5,159	751	6,020	11,332
Fair value change of derivative liabilities	(2,266)	(330)	2,824	11,369
Loss before income tax expenses	(106,805)	(15,552)	(134,812)	(193,391)
Income tax benefit	911	133	1,571	871
Share of results of equity investees	(82)	(12)	418	(696)
Net loss	(105,976)	(15,431)	(132,823)	(193,216)
Less: Net income attributable to the non-controlling interest shareholders	(3,177)	(462)	(4,433)	1,228
Net loss attributable to Boqii Holding Limited	(102,799)	(14,969)	(128,390)	(194,444)
Accretion on convertible redeemable preferred shares to redemption value				120,873
Accretion on redeemable non-controlling interests to redemption value	(675)	(98)	(575)	(138)
Deemed dividend to preferred shareholders				(12,547)
Net loss attributable to Boqii Holding Limited's ordinary shareholders	(103,474)	(15,067)	(128,965)	(86,256)
Net loss	(105,976)	(15,431)	(132,823)	(193,216)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	15,591	2,270	(16,529)	(32,148)
Unrealized securities holding gains/(losses)	(6,711)	(977)	(9,368)	772
Total comprehensive loss	(97,096)	(14,138)	(158,720)	(224,592)
Less: Total comprehensive loss/(income) attributable to non- controlling interests shareholders	(3,177)	(462)	(4,433)	1,228
Total comprehensive loss attributable to Boqii Holding Limited	¥ (93,919)	$ (13,676)	¥ (154,287)	¥ (225,820)
Net loss per share attributable to Boqii Holding Limited's ordinary shareholders
— basic | (per share)	¥ (1.5)	$ (0.22)	¥ (1.9)	¥ (1.29)
— diluted | (per share)	¥ (1.5)	$ (0.22)	¥ (1.9)	¥ (1.29)
Weighted average number of ordinary shares
— basic | shares	68,858,823	68,858,823	68,006,172	66,953,610
— diluted | shares	68,858,823	68,858,823	68,006,172	66,953,610
Product Sales [Member]
Net revenues:
Total revenues	¥ 1,048,491	$ 152,672	¥ 1,137,329	¥ 1,003,197
Total cost of revenue	(842,700)		(930,400)	(820,300)
Online Marketing And Information Services And Other Revenue [Member]
Net revenues:
Total revenues	43,603	$ 6,349	49,100	7,788
Total cost of revenue	¥ (15,900)		¥ (13,300)	¥ (3,400)